Schedule of Changes to Derivative Liabilities (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Balance, beginning of period	$ 111,913	$ 305,025
Fair value of derivative liability on date of issuance		129,440
Fair value changes of derivative liability – Finders’ Warrants	1,527	(38,060)
Fair value changes of derivative liability – Incentive Warrants		(11,754)
Fair value changes of derivative liability – Settlement Warrants	(30,164)	(160,622)
Fair value changes of derivative liability – Agents’ Warrants	(2,735)	(37,803)
Fair value changes of derivative liability – Performance Warrants		(946)
Fair value changes of derivative liability – Octagon Warrants	(55,745)	(73,367)
Balance, end of period	$ 24,796	$ 111,913